CAPITAL STOCK (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014		Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Class of Stock [Line Items]
Balance	$ (774,626)		$ 471,822		$ (183,721)			$ 5,883,905	$ (710,982)
Stock Issued During Period, Value, New Issues	2,616,062		96,320		1,486,980
Stock Issued During Period, Value, Issued for Services					117,192
Stock Issued During Period, Value, Stock Options Exercised	228,875
Financial Services Costs	(11,609)	[1]	(7,329)		(34,583)
Balance	(50,439)		(774,626)		471,822		(50,439)	5,883,905	(710,982)
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	36,621,885		11,475,000		9,000,000	[2]		65,839,500	36,621,885
Balance	36,622		1,569,594		5	[2]		65,840	36,622
Stock Issued During Period Shares New Issues (in shares)	10,792,335		166,667		2,525,000
Stock Issued During Period, Value, New Issues	10,792		96,320		1,486,980
Stock Issued During Period, Shares, Issued for Services (in shares)					200,000	[3]
Stock Issued During Period, Value, Issued for Services					117,192	[3]
Stock Repurchased And Retired During Period Shares (in shares)					(250,000)	[4]
Stock Repurchased and Retired During Period, Value					0	[4]
Stock Issued During Period Shares Stock Options Exercised (in shares)	1,310,734	[5]
Stock Issued During Period, Value, Stock Options Exercised	1,311	[5]
Balance (in shares)	49,737,096		36,621,885		11,475,000		49,737,096	65,839,500	36,621,885
Balance	49,737		36,622		1,569,594		49,737	65,840	36,622
Common Stock [Member] | Debt [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	321,748	[6],[7],[8]
Stock Issued During Period, Value, New Issues	239,746	[6],[7],[8]
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)					291,667	[9]
Stock Issued During Period, Value, New Issues					170,815	[9]
Common Stock [Member] | Private Placement One [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)					895,834	[10]
Stock Issued During Period, Value, New Issues					519,420	[10]
Common Stock [Member] | Private Placement Two [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)					437,500	[11]
Stock Issued During Period, Value, New Issues					256,016	[11]
Common Stock [Member] | Private Placement Three [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)					383,333	[12]
Stock Issued During Period, Value, New Issues					232,546	[12]
Common Stock [Member] | Private Placement Four [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)					516,666	[13]
Stock Issued During Period, Value, New Issues					308,183	[13]
Common Stock [Member] | Private Placement Five [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)			166,667	[14]
Stock Issued During Period, Value, New Issues			96,320	[14]
Common Stock [Member] | Private Placement Six [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues (in shares)	3,430,756	[1]					3,182,978
Stock Issued During Period, Value, New Issues	$ 2,616,062	[1]

[1]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.
[2]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[3]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[4]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[5]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[6]	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.
[7]	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.
[8]	In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.
[9]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[10]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[11]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[12]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[13]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[14]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.